Long-term Loans (Details) - Term loan facility and revolving loan facility agreement - USD ($)	Jun. 02, 2021	Dec. 31, 2023
Long-term loans
Maturity term	5 years
Aggregate commitments	$ 1,000,000,000
Basis points	0.85%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ntes:LondonInterbankOfferedRateMember
Commitment fee	0.20%
Borrowings outstanding		$ 0
Pledge		$ 0